Note 1- Description of Plan - Summary of Vesting Schedule (Details) - EBP 90-1026709 002 [Member]	12 Months Ended
Dec. 31, 2025
Vesting percentage	0.00%
Vesting years of service (Year)	2 years
Vesting percentage	20.00%
Vesting years of service (Year)	3 years
Vesting percentage	100.00%
Maximum [Member]
Vesting years of service (Year)	2 years